Loss per share (Details)	12 Months Ended
	Dec. 31, 2021 CHF (SFr) EquityInstruments item SFr / shares shares	Dec. 31, 2020 CHF (SFr) EquityInstruments item SFr / shares shares	Dec. 31, 2019 CHF (SFr) item EquityInstruments SFr / shares shares
Earnings per share
Loss attributable to equity holders of the Company | SFr	SFr (15,351,914)	SFr (12,858,599)	SFr (14,780,604)
Weighted average number of shares in issue | shares	34,119,666	26,681,774	26,428,269
Basic loss per share | SFr / shares	SFr (0.45)	SFr (0.48)	SFr (0.56)
Diluted loss per share | SFr / shares	SFr (0.45)	SFr (0.48)	SFr (0.56)
Number of categories of dilutive potential shares | item	3	3	3
Number of potential dilutive instruments	29,590,875	13,034,108	11,906,248
ESCs
Earnings per share
Number of potential dilutive instruments	198,750	198,750	198,750
ESOP
Earnings per share
Number of potential dilutive instruments	8,615,885	6,768,460	5,540,600
Warrants | 2018
Earnings per share
Number of potential dilutive instruments	5,866,898	5,866,898	5,866,898
Warrants | 2021
Earnings per share
Number of potential dilutive instruments	9,230,772
Pre-funded warrants | 2021
Earnings per share
Number of potential dilutive instruments	5,478,570